Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		92 Months Ended	98 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014
Details
Provision for income taxes
Marginal tax rate					39.00%